Reverse Recapitalization (Tables)	6 Months Ended
Jun. 30, 2024
Reverse Recapitalization [Abstract]
Schedule of Business Combination to the Consolidated Statements of Cash Flow and the Consolidated Statement of Changes in Stockholders’ Deficit	The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows and the consolidated statement of changes in stockholders’ deficit for the period ended December 31, 2023:
Cash-trust and cash, net of redemptions	$2,714,091
Less: transaction costs, promissory note and professional fees, paid	(7,350,088)
Proceeds from Sponsor PIPE investment	15,000,000
Net proceeds from the Business Combination	10,364,003
Less: liabilities assumed	(12,041,288)
Reverse recapitalization, net	$(1,677,285)

Schedule of Number of Shares of Common Stock Issued

The number of shares of Common Stock issued immediately following the consummation of the Business Combination was:

	Class V Common Stock	Class A Common Stock
ESGEN Class A common stock, outstanding prior to the Business Combination	—	7,027,636
Forfeiture of Class A founder shares	—	(2,900,000)
Less redemptions	—	(1,159,976.00)
Class A common stock of ESGEN	—	2,967,660
ESGEN Class B common stock, outstanding prior to the Business Combination	—	1,280,923
Business Combination shares	—	4,248,583
Sunergy Shares	33,730,000	—
Issuance of Class A Shares to third party advisors	—	553,207
Issuance of Class A Shares to backstop investor	—	225,174
Shares issued to sponsor	1,500,000	—
Common Stock immediately after the Business Combination	35,230,000	5,026,964